Document and Entity Information	Oct. 19, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 19, 2018
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 19, 2018
Document Effective Date	Oct. 19, 2018
Prospectus Date	Feb. 28, 2018